                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21338

                 Nicholas-Applegate Convertible & Income Fund II
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: February 28

          Date of reporting period: July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21338
Reporting Period: 07/01/2006 - 06/30/2007
Nicholas-Applegate Convertible & Income Fund  II

=============== NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND  II ===============

ALAMOSA (DELAWARE), INC.

Ticker:                      Security ID:  011588AE0
Meeting Date: AUG 25, 2006   Meeting Type: Written Consent
Record Date:  AUG 7, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSAL AMENDMENT                        None      Did Not    Management
                                                          Vote
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                    Nicholas-Applegate Convertible & Income Fund II

By (Signature and Title)*:       /s/ Brian Shlissel
                                 --------------------------------------------
                                 Name:  Brian Shlissel
                                 Title: President and Chief Executive Officer

Date: August 31, 2007